Other liabilities	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other liabilities
19. Other liabilities
Other liabilities consist of the following:

	As at
	March 31, 2020	March 31, 2019
Current:
Withholding taxes and value added tax payables	$5,500	$4,741
Contingent consideration (Refer note 5(c) and 5(d))	—	3,197
Deferred rent (Refer note 4)	—	649
Other liabilities	1,893	1,707

Total	$7,393	$10,294

Non-current:
Deferred rent (Refer note 4)	$—	$7,780
Other liabilities	164	1,179

Total	$164	$8,959